T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

May 31, 2026 Unaudited

PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 100.6%
ALABAMA 4.4%
Black Belt Energy Gas District, 4.00%, 6/1/51 (Tender 12/1/31)	20	20
Black Belt Energy Gas District, Series C-1, 5.25%, 2/1/53 (Tender 6/1/29)	425	446
Black Belt Energy Gas District, Series F, 5.00%, 6/1/32	100	105
Southeast Alabama Gas Supply District, Series A, VRDN, 5.00%, 8/1/54 (Tender 4/1/32)	265	281
Southeast Energy Auth. A Cooperative District, Series B, 5.00%, 1/1/54 (Tender 6/1/30)	75	79
		931
ARIZONA 3.1%
Arizona IDA, Series A, 4.00%, 7/15/30 (1)	100	100
Arizona IDA, Series A, 5.00%, 11/1/29	125	132
Arizona IDA, Series A, 5.00%, 11/1/28	315	327
Chandler IDA, Series 2022-2, 5.00%, 9/1/52 (Tender 9/1/27) (2)	85	86
Phoenix Arizona IDA, Series A, 5.00%, 7/1/32	20	21
		666
CALIFORNIA 4.8%
California Community Choice Fin. Auth., Series F, 5.50%, 10/1/54 (Tender 11/1/30)	400	435
California Infrastructure & Economic Dev. Bank, 3.25%, 6/1/33	25	25
California Statewide CDA, Series A-2, 5.00%, 9/2/32 (3)	25	27
California Statewide CDA, Series C-1, 5.00%, 9/2/31	300	320
Irvine Unified School District Fin. Auth., 5.00%, 9/1/31 (3)	25	28
Los Angeles Department of Airports, Series C, 5.00%, 5/15/34 (2)	135	138
Southern California Public Power Auth., Series A, 5.00%, 11/1/32 (3)	50	53
		1,026
COLORADO 2.4%
Colorado HFA, Series A, 5.00%, 12/1/27 (3)	75	77
Colorado HFA, Series A-1, 5.00%, 8/1/27	55	56
Colorado HFA, Series B-2, 5.00%, 8/1/49 (Tender 8/1/26)	100	100
Denver City & County Airport System Revenue, Series A, 5.00%, 12/1/31 (2)	65	68
Denver City & County School District No. 1, Series A, GO, 5.50%, 12/1/27	65	68
Denver Convention Center Hotel Auth., 5.00%, 12/1/36	70	71
State of Colorado, Series K, GO, 5.00%, 3/15/28	60	61
		501
DELAWARE 0.2%
Kent County, Series A, 5.00%, 7/1/30	50	51
		51
DISTRICT OF COLUMBIA 0.9%
District of Columbia, 5.00%, 4/1/33	115	117
District of Columbia, 5.00%, 7/1/28	20	20
Metropolitan Washington Airports Auth. Aviation Revenue, Series B, 5.00%, 10/1/27	45	45
		182

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
FLORIDA 3.0%
Alachua County HFA, Series B-1, 5.00%, 12/1/28	200	210
Alachua County HFA, Series B-2, 5.00%, 12/1/37 (Tender 12/1/26)	125	125
Florida Municipal Power Agency, Series A, 5.00%, 10/1/28	35	35
Lee County Airport Revenue, Series A-2, 5.00%, 10/1/56 (Tender 10/1/31) (2)	100	108
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31	35	35
Miami-Dade County IDA, 4.00%, 6/15/31 (3)	25	25
New Port Corners Community Dev. District, 4.00%, 6/15/30 (1)	100	100
		638
GEORGIA 4.4%
Atlanta Urban Residential Fin. Auth., 2.90%, 9/1/28 (Tender 3/1/28)	55	55
Atlanta Urban Residential Fin. Auth., Series B, 2.75%, 5/1/29 (Tender 5/1/28)	180	179
Bartow County Dev. Auth., 3.95%, 12/1/32 (Tender 3/8/28)	125	127
Fulton County Dev. Auth., Series A, 5.00%, 4/1/32	95	96
Main Street Natural Gas Inc, Series A, 5.00%, 6/1/53 (Tender 6/1/30)	200	210
Main Street Natural Gas Inc, Series A, 5.00%, 5/1/54 (Tender 9/1/31)	250	268
		935
HAWAII 0.2%
State of Hawaii Airports System Revenue, Series A, 5.00%, 7/1/34 (2)	50	52
		52
ILLINOIS 6.1%
Chicago O'Hare International Airport, Series C, 5.00%, 1/1/30	45	46
Chicago O'Hare International Airport, Series D, 5.00%, 1/1/28 (2)	200	202
Chicago O'Hare International Airport, Series D, 5.00%, 1/1/29 (2)	75	76
Illinois, Series A, GO, 5.00%, 5/1/29	300	312
Illinois Fin. Auth., Series B2, 5.00%, 8/15/52 (Tender 8/15/27)	170	173
Illinois Fin. Auth., Series C, 5.00%, 2/15/33	65	66
Illinois Fin. Auth., Series C, 5.00%, 2/15/34	45	45
Illinois State Toll Highway Auth., Series A, 5.00%, 1/1/31	350	370
		1,290
INDIANA 2.6%
Indiana Dev. Fin. Auth., 4.60%, 10/1/31 (Tender 10/1/26) (2)	15	15
Indiana Fin. Auth., Series D-1, 5.00%, 10/1/64 (Tender 10/1/29)	270	286
Whiting, Series A, 5.00%, 12/1/44 (Tender 6/5/26) (2)	260	260
		561
KANSAS 0.5%
Kansas DFA, Series B, 5.00%, 11/15/54 (Tender 11/15/31)	50	55
University of Kansas Hospital Auth., Series B, 5.00%, 3/1/55 (Tender 3/1/30)	50	53
		108
KENTUCKY 0.6%
Kentucky Public Energy Auth., Series A, 5.00%, 5/1/55	100	105

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Kentucky Public Energy Auth., Series C, 4.00%, 2/1/50 (Tender 2/1/28)	25	25
		130
LOUISIANA 1.4%
Louisiana Local Government Environmental Facilities & Community Dev. Auth., 3.50%, 11/1/32	15	14
Saint John the Baptist Parish, Marathon Oil, Series 2017B-2, 2.375%, 6/1/37 (Tender 7/1/26)	125	125
Saint John the Baptist Parish, Marathon Oil, Series A-3, 2.20%, 6/1/37 (Tender 7/1/26)	150	150
		289
MARYLAND 0.6%
Maryland CDA, Series C, 2.70%, 9/1/34	20	18
Maryland Economic Dev., Series B, 4.10%, 10/1/36 (Tender 4/3/28)	15	16
Maryland HHEFA, 5.00%, 7/1/29	100	102
		136
MICHIGAN 1.7%
Great Lakes Water Auth. Sewage Disposal System Revenue, Series C, 5.00%, 7/1/30	55	55
Great Lakes Water Auth. Water Supply System Revenue, Series D, 5.00%, 7/1/30	10	10
Michigan Fin. Auth., 5.00%, 11/15/29	145	147
Michigan Fin. Auth., 5.00%, 11/15/31	150	151
		363
MINNESOTA 3.8%
Hennepin County, Series A, GO, 5.00%, 12/1/28	680	706
Minnesota, Series A, 5.00%, 8/1/31	25	28
St. Cloud, 5.00%, 5/1/30	65	70
		804
NEBRASKA 0.2%
Nebraska Investment Fin. Auth., Series F, 3.35%, 9/1/29 (2)	50	50
		50
NEW JERSEY 0.9%
New Jersey EFA, Series B, 5.00%, 7/1/27	10	10
New Jersey Housing & Mortgage Fin. Agency, Series D-2, 3.10%, 7/1/29 (Tender 7/1/28)	145	145
Tobacco Settlement Fin., Series A, 5.00%, 6/1/28	25	26
		181
NEW YORK 13.5%
New York City Housing Dev., Series A-2, 3.73%, 5/1/63 (Tender 12/29/28)	200	200
New York City Transitional Fin. Auth. Future Tax Secured Revenue, Series D-1, 5.00%, 11/1/31	200	221
New York City Transitional Fin. Auth. Future Tax Secured Revenue, Series G-1, 5.00%, 11/1/32 (3)	25	28
New York Mortgage Agency, Series 51, 3.40%, 10/1/30	400	399
New York State Dormitory Auth., Series A, 5.00%, 3/15/28	35	35
New York State Housing Fin. Agency, Series F-2, 3.25%, 5/1/56 (Tender 5/1/31)	500	500
New York Transportation Dev., 5.00%, 12/1/29 (2)	25	26

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
New York Transportation Dev., Series A, 5.00%, 12/1/29 (2)	400	421
Port Auth. of New York & New Jersey, 5.00%, 9/1/33 (2)	265	279
Port Auth. of New York & New Jersey, Series 207, 5.00%, 9/15/31 (2)	150	155
Port Auth. of New York & New Jersey, Series 207, 5.00%, 9/15/33 (2)	200	206
Southold Local Dev., Peconic Landing at Southold Project, 3.50%, 12/1/30	50	50
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 273, 3.25%, 4/1/32	340	338
		2,858
NORTH CAROLINA 3.6%
Charlotte-Mecklenburg Hospital Auth., Series C, 5.00%, 1/15/50 (Tender 12/1/28)	45	47
Durham Housing Auth., VRDN, 3.625%, 4/1/29 (Tender 4/1/28)	10	10
North Carolina Turnpike Auth., 5.00%, 1/1/27	100	101
North Carolina Turnpike Auth., 5.00%, 1/1/32	75	79
University of North Carolina at Chapel Hill, Series A, 5.00%, 12/1/27	500	518
		755
OHIO 0.7%
Summit County DFA, Series A, 5.00%, 7/1/31	145	156
		156
OKLAHOMA 0.1%
Oklahoma City Public Property Auth., 5.00%, 6/1/30 (3)	25	27
		27
OREGON 2.9%
Oregon Housing & Community Services Department, Series Q, 3.125%, 7/1/44 (Tender 7/1/28)	100	100
Port of Portland Airport Revenue, Series 24B, 5.00%, 7/1/30 (2)	500	506
		606
PENNSYLVANIA 3.4%
Pennsylvania Commonwealth, Series 1, GO, 5.00%, 1/1/28	270	274
Pennsylvania Economic DFA, Waste Management Project, 4.25%, 7/1/41 (Tender 7/1/27) (2)	175	177
Pennsylvania Housing Fin. Agency, 3.15%, 1/1/46 (Tender 7/1/29)	200	200
Philadelphia School District, Series B, 5.00%, 9/1/29 (3)	75	80
		731
PUERTO RICO 5.3%
Puerto Rico Commonwealth, Series A, GO, Zero Coupon, 7/1/33	228	166
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/33	95	95
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/29	43	45
Puerto Rico Commonwealth, Series A1, GO, 5.75%, 7/1/31	300	325
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/33	261	203
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/31	300	252
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/29	43	39
		1,125

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
SOUTH CAROLINA 0.7%
Medical University Hospital Auth., 5.00%, 5/15/31 (3)	50	54
South Carolina Public Service Auth., Series A, 5.00%, 12/1/26	15	15
South Carolina Public Service Auth., Series A, 5.00%, 12/1/33	20	20
South Carolina Public Service Auth., Series A, 5.00%, 12/1/26	35	35
South Carolina Public Service Auth., Series A, 5.00%, 12/1/33	35	35
		159
SOUTH DAKOTA 0.2%
Lincoln Country, 5.00%, 8/1/32	50	52
		52
TENNESSEE 2.1%
Chattanooga Health Educational & Housing Facility Board, Series A-1, 5.00%, 8/1/27	50	51
Greeneville Health & Educational Facilities Board, Series A, 5.00%, 7/1/27	65	67
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Series B, 5.00%, 7/1/29	50	53
Tennessee Energy Acquisition, Series A, 5.00%, 5/1/52 (Tender 11/1/31)	250	265
		436
TEXAS 12.1%
Arlington Higher Education Fin., Series A, 4.00%, 8/15/32	295	304
Central Texas Regional Mobility Auth., Series G, 5.00%, 1/1/32	50	54
Clifton Higher Education Fin., 5.00%, 8/15/36	150	161
Clifton Higher Education Fin., 5.00%, 4/1/27	315	320
Clifton Higher Education Fin., 5.00%, 8/15/30	50	54
Dallas Fort Worth Int'l Airport, Series A-2, 5.00%, 11/1/50 (Tender 11/1/29) (2)	500	525
Dallas Fort Worth Int'l Airport, Series A-2, 5.00%, 11/1/50 (Tender 11/1/32) (2)	200	216
Fort Bend Independent School District, Series B, 3.125%, 8/1/56 (Tender 8/1/29)	75	75
Georgetown Independent School District, Series A, 5.00%, 8/15/28	75	77
Harris County Cultural Education Facilities Fin., Series A, 4.00%, 7/1/26	150	150
Houston Airport System Revenue, Series B, 5.25%, 7/15/29 (2)	125	130
Houston Airport System Revenue, Series C, 5.00%, 7/1/29 (2)	165	171
Tarrant County Cultural Education Facilities Fin., Series C-1, 5.00%, 11/15/51 (Tender 11/15/32)	250	275
Texas Private Activity Bond Surface Transportation, Series A, 4.00%, 12/31/31	65	66
		2,578
UTAH 0.7%
Salt Lake City Airport Revenue, Series A, 5.00%, 7/1/31 (2)	140	145
		145
VIRGINIA 6.7%
Alexandria ReDev. & Housing Auth., 3.20%, 12/1/54 (Tender 6/1/27)	200	200
Henrico County Economic Dev. Auth., 3.20%, 12/1/45 (Tender 12/1/29)	250	251
Louisa IDA, Series B, 3.125%, 11/1/35 (Tender 10/1/30)	370	369
Lynchburg Economic Dev. Auth., Series A, 5.00%, 1/1/31	85	86
Newport News Economic Dev. Auth., 3.125%, 12/1/26	40	40

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Virginia Housing Dev. Auth., Series E, 3.00%, 10/1/29	185	185
Virginia Small Business Fin. Auth., Series A, 5.00%, 1/1/34	35	36
Virginia Small Business Fin. Auth., Elizabeth River Crossings, 4.00%, 7/1/32 (2)	75	76
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 5.00%, 7/1/32 (2)	50	54
Wise County IDA, Series A, 3.80%, 11/1/40 (Tender 5/28/27)	95	96
York County Economic Dev. Auth., Series A, 3.65%, 5/1/33 (Tender 10/1/27)	25	25
		1,418
WASHINGTON 2.9%
Energy Northwest, Series C, 5.00%, 7/1/28	200	210
Port of Seattle, Series A, 5.00%, 5/1/35 (2)	390	395
		605
WEST VIRGINIA 1.2%
West Virginia Hospital Fin. Auth., Series A, 5.00%, 6/1/28	30	30
West Virginia Hospital Fin. Auth., Series B, 5.00%, 6/1/55 (Tender 6/1/33)	205	223
		253
WISCONSIN 2.7%
PFA, 3.625%, 6/15/63 (Tender 6/15/31)	50	50
PFA, Series A, 4.00%, 7/15/33 (1)	100	100
PFA, Series A, 5.00%, 7/1/33	150	163
Wisconsin HEFA, 5.00%, 6/1/32	50	53
Wisconsin HEFA, Series A, 4.00%, 11/15/32	15	15
Wisconsin HEFA, Series A, 5.00%, 11/15/28	90	90
Wisconsin HEFA, Series A, 5.00%, 11/15/31	100	100
		571
Total Municipal Securities (Cost $21,386)		21,369
Total Investments 100.6% of Net Assets (Cost $21,386)		$21,369
Other Assets Less Liabilities (0.6%)		(132)
Net Assets 100.0%		$21,237

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $300 and represents 1.4% of net assets.

(2)	Interest subject to alternative minimum tax.
(3)	When-issued security.
CDA	Community Development Administration/Authority
DFA	Development Finance Authority
EFA	Educational Facility Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

PFA	Public Finance Authority/Agency
VRDN
Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

Unaudited
 NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Short Municipal Income ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE SHORT MUNICIPAL INCOME ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On May 31, 2026, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1256-054Q1
05/26